Related Party Transactions - Summary of Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts payable to related party	$ 1,503	$ 1,022
Amounts receivable from related party	2,264	692
Maya
Related Party Transaction [Line Items]
Deposits received from related party	1,498	1,022
Amounts payable to related party	5
Amounts receivable from related party	$ 2,264	$ 692